UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: 9/30/99

CHECK HERE IF AMENDMENT ( ); AMENDMENT NUMBER:
THIS AMENDMENT (CHECK ONLY ONE.):  ( ) IS A RESTATEMENT.
                                   ( ) ADDS NEW HOLDINGS ENTRIES

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:    OLD KENT FINANCIAL CORPORATION
ADDRESS: ONE VANDENBERG CENTER
         GRAND RAPIDS, MI 49503

13F FILE NUMBER: 28-1597
THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.


PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:     KEN KREI
TITLE:    EXECUTIVE VICE PRESIDENT
PHONE:    (616)653-3365

SIGNATURE,PLACE,AND DATE OF SIGNING:

    KEN KREI                       GRAND RAPIDS, MI         11/12/99


REPORT TYPE (CHECK ONLY ONE.):

( )        13F HOLDINGS REPORT

(X)        13F NOTICE

( )        13F COMBINATION REPORT


LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:
  OLD KENT BANK
  LYON STREET ASSET MANAGEMENT COMPANY

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.































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                              FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   0

FORM 13F INFORMATION TABLE VALUE TOTAL:   0

LIST OF OTHER INCLUDED MANAGERS:

     NONE